Financial Assets and Financial Liabilities_Sensitivity Analysis Of Changes In Unobservable Inputs Liablities(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Recognition in profit or loss
Faverable changes		₩ 258,962		₩ 51,113
Unfaverable changes		(263,236)		(47,586)
Other comprehensive income
Faverable changes		0		0
Unfaverable changes		0		0
Financial instruments designated at fair value through profit or loss
Recognition in profit or loss
Faverable changes		146,135	[1]	40,020	[2]
Unfaverable changes		(157,361)	[1]	(36,757)	[2]
Other comprehensive income
Faverable changes		0	[1]	0	[2]
Unfaverable changes		₩ 0	[1]	₩ 0	[2]
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Liabilities		For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.		For financial assets designated at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
Derivatives held of trading
Recognition in profit or loss
Faverable changes		₩ 112,827	[3]	₩ 11,091	[4]
Unfaverable changes		(105,875)	[3]	(10,827)	[4]
Other comprehensive income
Faverable changes		0	[3]	0	[4]
Unfaverable changes		₩ 0	[3]	₩ 0	[4]
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Liabilities		For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate increase or decrease by 10% and the loss given default ratio, discount rate increase or decrease by 1%		For stock and index-related derivatives, the changes in fair value are calculated by shifting principal unobservable input parameters such as the correlation of rates of return on stocks and the volatility of the underlying asset increase or decrease by 10%. For currency-related derivatives, the changes in fair value are calculated by shifting the unobservable input parameters, such as the loss given default ratio increase or decrease by 1%. For interest rate-related derivatives, the correlation of the interest rates or the volatility of the underlying asset is shifted increase or decrease by 10% to calculate the fair value changes.
Derivatives held for hedging
Recognition in profit or loss
Faverable changes	[4]			₩ 2
Unfaverable changes	[4]			(2)
Other comprehensive income
Faverable changes	[4]			0
Unfaverable changes	[4]			₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Liabilities				For stock and index-related derivatives, the changes in fair value are calculated by shifting principal unobservable input parameters such as the correlation of rates of return on stocks and the volatility of the underlying asset increase or decrease by 10%. For currency-related derivatives, the changes in fair value are calculated by shifting the unobservable input parameters, such as the loss given default ratio increase or decrease by 1%. For interest rate-related derivatives, the correlation of the interest rates or the volatility of the underlying asset is shifted increase or decrease by 10% to calculate the fair value changes.

[1]	For financial instruments at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
[2]	For financial assets designated at fair value through profit or loss, the changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation between underlying asset increase or decrease by 10%.
[3]	For Derivatives financial instruments, the changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, interest rate increase or decrease by 10% and the loss given default ratio, discount rate increase or decrease by 1%
[4]	For stock and index-related derivatives, the changes in fair value are calculated by shifting principal unobservable input parameters such as the correlation of rates of return on stocks and the volatility of the underlying asset increase or decrease by 10%. For currency-related derivatives, the changes in fair value are calculated by shifting the unobservable input parameters, such as the loss given default ratio increase or decrease by 1%. For interest rate-related derivatives, the correlation of the interest rates or the volatility of the underlying asset is shifted increase or decrease by 10% to calculate the fair value changes.